Fair Value (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Assets:
Available for sale securities	$ 5,525,015,000	$ 5,213,915,000
Non-financial assets:
Other real estate owned	100,106,000	86,626,000
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Charges to allowance for probable loan losses in connection with other real estate owned	10,450,000	1,100,000
Write downs in fair value in connection with other real estate owned	0	9,509,000
Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions (as a percent)	7.00%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following three years (as a percent)	10.00%
Loss severity rate, thereafter (as a percent)	20.00%
Significant Unobservable Inputs (Level 3) | Bond meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	7.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions (as a percent)	1.00%
Loss severity rate assumptions, first year (as a percent)	25.00%
Significant Unobservable Inputs (Level 3) | Bond not meeting the original contract terms
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	2.00%
Estimated future principal prepayment rate assumption, discount rate (as a percent)	13.00%
Default rate assumptions (as a percent)	9.00%
Loss severity rate assumptions, first year (as a percent)	60.00%
Decrease in loss severity rates, following five years (as a percent)	5.00%
Loss severity rate, thereafter (as a percent)	25.00%
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Available for sale securities	5,525,015,000	5,213,915,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Residential mortgage-backed securities
Assets:
Available for sale securities	5,265,204,000	4,969,263,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | States and political subdivisions
Assets:
Available for sale securities	238,675,000	224,761,000
Measured on a recurring basis: | Assets/Liabilities Measured at Fair Value | Other
Assets:
Available for sale securities	21,136,000	19,891,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale securities	21,136,000	19,891,000
Measured on a recurring basis: | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Assets:
Available for sale securities	21,136,000	19,891,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2)
Assets:
Available for sale securities	5,471,019,000	5,154,419,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | Residential mortgage-backed securities
Assets:
Available for sale securities	5,232,344,000	4,929,658,000
Measured on a recurring basis: | Significant Other Observable Inputs (Level 2) | States and political subdivisions
Assets:
Available for sale securities	238,675,000	224,761,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	32,860,000	39,605,000
Measured on a recurring basis: | Significant Unobservable Inputs (Level 3) | Residential mortgage-backed securities
Assets:
Available for sale securities	32,860,000	39,605,000
Measured on a non-recurring basis:
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Change in provision, impaired loans	295,000	15,457,000
Change in provision, other real estate owned		9,509,000
Measured on a non-recurring basis: | Assets/Liabilities Measured at Fair Value
Assets:
Impaired Loans	11,981,000	81,723,000
Non-financial assets:
Other real estate owned	18,749,000	34,631,000
Measured on a non-recurring basis: | Significant Unobservable Inputs (Level 3)
Assets:
Impaired Loans	11,981,000	81,723,000
Non-financial assets:
Other real estate owned	$ 18,749,000	$ 34,631,000
Maximum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	5.00%
Default rate assumptions for the first year, low end of range (as a percent)	11.00%
Minimum | Significant Unobservable Inputs (Level 3)
Assumptions used in discounted cash flow model to determine fair value of investments classified within level 3
Estimated future principal prepayment rate assumption, low end of range (as a percent)	4.00%
Default rate assumptions for the first year, low end of range (as a percent)	10.00%